Notes receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Notes receivable
Notes receivable	¥ 1,108,747	$ 151,898	¥ 487,851
Pledged as collateral
Notes receivable
Notes receivable	¥ 300,000		¥ 0